Net Loss Per Share of Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year Ended December 31,
	2018	2017
Net loss	$(19,194,236)	$(4,138,298)
Weighted average common shares outstanding – basic and diluted	121,154,334	27,906,090
Net loss per share – basic and diluted	$(0.16)	$(0.11)

Schedule of anti-dilutive securities
	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
	2019	2018	2019	2018
Stock options	2,411,846	1,850,073	2,814,505	1,850,073
Unvested restricted stock	209,055	1,918,501	237,798	1,918,501
Common shares underlying convertible debt	-	-	11,722,222	-
Warrants	18,844,002	51,155,750	20,353,145	51,155,750

	Year Ended December 31,
	2018	2017
Stock options	3,600,073	1,130,000
Unvested restricted stock	1,543,501	1,050,000
Common shares underlying convertible debt	5,000,000	4,000,000
Common shares underlying convertible preferred stock	-	50,335,500
Warrants	53,130,750	11,649,500